XAI Octagon Floating Rate & Alternative Income Trust*

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT - 26.91%(a)(b)
Anchorage Capital CLO 13 LLC	3M SOFR + 6.96%	04/15/2034	$1,500,000	$1,443,881
Anchorage Capital CLO 16 Ltd.	3M SOFR + 7.61%	01/19/2035	2,000,000	1,920,429
Anchorage Capital CLO 17 Ltd.	3M SOFR + 7.12%	07/15/2034	1,250,000	1,154,718
Anchorage Capital CLO 19 Ltd.	3M SOFR + 7.51%	10/15/2034	1,000,000	776,629
Anchorage Capital CLO 21 Ltd.	3M SOFR + 7.61%	10/20/2034	500,000	479,786
Anchorage Capital CLO 4-R Ltd.	3M SOFR + 5.76%	01/28/2031	2,000,000	1,867,178
Anchorage Capital CLO 9 Ltd.	3M SOFR + 7.08%	07/15/2032	2,000,000	1,887,229
Apidos CLO XLV Ltd.	3M SOFR + 8.40%	04/26/2036	500,000	512,126
Apidos CLO XXVII	3M SOFR + 6.66%	07/17/2030	375,000	362,625
Apidos CLO XXXII	3M SOFR + 7.01%	01/20/2033	250,000	248,147
ARES LI CLO Ltd.	3M SOFR + 7.11%	07/15/2034	250,000	238,555
Ares LV CLO Ltd.	3M SOFR + 6.61%	07/15/2034	1,525,000	1,522,549
Atrium IX LLC	3M SOFR + 6.71%	05/28/2030	900,000	869,867
Atrium XIV LLC	3M SOFR + 5.91%	08/23/2030	500,000	490,362
Ballyrock CLO 20 Ltd.	3M SOFR + 7.25%	07/15/2034	4,000,000	3,999,400
Battalion CLO XXI Ltd.	3M SOFR + 6.72%	07/15/2034	1,000,000	884,266
Benefit Street Partners CLO XVII Ltd.	3M SOFR + 6.61%	07/15/2032	1,100,000	1,048,272
Benefit Street Partners CLO XXIV Ltd.	3M SOFR + 6.87%	10/20/2034	1,000,000	990,168
Benefit Street Partners CLO XXIX Ltd.	3M SOFR + 7.81%	01/25/2036	1,750,000	1,730,066
Benefit Street Partners CLO XXVIII Ltd.	3M SOFR + 7.59%	10/20/2035	2,000,000	1,979,861
Benefit Street Partners CLO XXXII Ltd.	3M SOFR + 7.35%	10/25/2036	2,400,000	2,373,754
Carlyle US CLO 2022-5 Ltd.	3M SOFR + 8.46%	10/15/2035	2,000,000	2,004,512
CIFC Funding 2015-I Ltd.	3M SOFR + 6.26%	01/22/2031	500,000	473,913
CIFC Funding 2018-I Ltd.	3M SOFR + 5.26%	04/18/2031	1,750,000	1,628,436
CIFC Funding 2019-III Ltd.	3M SOFR + 7.06%	10/16/2034	2,750,000	2,753,618
CIFC Funding 2019-V Ltd.	3M SOFR + 7.04%	01/15/2035	1,000,000	994,209
CIFC Funding 2019-VI Ltd.	3M SOFR + 7.66%	01/16/2033	500,000	501,787
CIFC Funding 2022-I Ltd.	3M SOFR + 6.40%	04/17/2035	2,000,000	1,959,200
CIFC Funding 2022-III Ltd.	3M SOFR + 7.27%	04/21/2035	850,000	848,274
Clover CLO 2021-3 LLC	3M SOFR + 6.72%	01/25/2035	1,000,000	989,129
Elmwood CLO VI Ltd.	3M SOFR + 6.76%	10/20/2034	1,750,000	1,760,009
Elmwood CLO VII Ltd.	3M SOFR + 7.50%	01/17/2034	2,000,000	1,931,806
Elmwood CLO XI Ltd.	3M SOFR + 6.26%	10/20/2034	750,000	736,033
HPS Loan Management 11-2017 Ltd.	3M SOFR + 8.11%	05/06/2030	1,000,000	500,567
Madison Park Funding LX Ltd.	3M SOFR + 8.95%	10/25/2035	1,250,000	1,280,426
Madison Park Funding LXIII Ltd.	3M SOFR + 8.57%	04/21/2035	1,250,000	1,254,112
Madison Park Funding XLVI Ltd.	3M SOFR + 6.51%	10/15/2034	550,000	548,667
Madison Park Funding XLVIII Ltd.	3M SOFR + 6.51%	04/19/2033	1,500,000	1,485,055
Madison Park Funding XVII Ltd.	3M SOFR + 7.74%	07/21/2030	1,000,000	782,922
Madison Park Funding XXVII Ltd.	3M SOFR + 5.26%	04/20/2030	1,500,000	1,431,750
Madison Park Funding XXXVII Ltd.	3M SOFR + 6.41%	07/15/2033	750,000	740,460
Magnetite XXIV Ltd.	3M SOFR + 6.40%	04/15/2035	500,000	483,324
Neuberger Berman Loan Advisers CLO 24 Ltd.	3M SOFR + 6.28%	04/19/2030	1,000,000	968,733
Neuberger Berman Loan Advisers CLO 32 Ltd.	3M SOFR + 6.36%	01/20/2032	1,500,000	1,460,124
Neuberger Berman Loan Advisers CLO 40 Ltd.	3M SOFR + 6.11%	04/16/2033	1,670,000	1,626,391
Neuberger Berman Loan Advisers CLO 47 Ltd.	3M SOFR + 6.25%	04/14/2035	1,000,000	967,865
OHA Credit Funding 12 Ltd.	3M SOFR + 8.00%	07/20/2036	2,000,000	2,005,126
OHA Credit Funding 2 Ltd.	3M SOFR + 6.62%	04/21/2034	1,000,000	1,000,049
OHA Credit Funding 5 Ltd.	3M SOFR + 6.51%	04/18/2033	1,000,000	995,134
OHA Credit Funding 7 Ltd.	3M SOFR + 6.25%	02/24/2037	900,000	887,443
OHA Credit Funding 9 Ltd.	3M SOFR + 6.51%	07/19/2035	1,000,000	1,003,643
Rad CLO 10 Ltd.	3M SOFR + 6.11%	04/23/2034	2,000,000	1,930,812
Rad CLO 11 Ltd.	3M SOFR + 6.51%	04/15/2034	1,300,000	1,267,375
Rad CLO 12 Ltd.	3M SOFR + 6.61%	10/30/2034	2,000,000	1,908,224
Rad CLO 4 Ltd.	3M SOFR + 7.01%	04/25/2032	2,328,764	2,271,017
Regatta VII Funding Ltd.	3M SOFR + 6.66%	06/20/2034	1,000,000	971,333
Regatta VIII Funding Ltd.	3M SOFR + 6.36%	10/17/2030	500,000	496,009
Regatta XII Funding Ltd.	3M SOFR + 6.61%	10/15/2032	500,000	499,458
Regatta XIV Funding Ltd.	3M SOFR + 6.21%	10/25/2031	750,000	711,027
Regatta XIX Funding Ltd.	3M SOFR + 6.88%	04/20/2035	750,000	753,918
Regatta XVI Funding Ltd.	3M SOFR + 7.26%	01/15/2033	1,400,000	1,387,392
Regatta XVIII Funding Ltd.	3M SOFR + 6.21%	01/15/2034	2,000,000	1,962,226

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited) (Continued)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT - 26.91%(a)(b)(Continued)
Regatta XXII Funding Ltd.	3M SOFR + 7.19%	07/20/2035	$1,350,000	$1,309,402
Regatta XXIII Funding Ltd.	3M SOFR + 6.96%	01/20/2035	2,750,000	2,749,946
Regatta XXIV Funding Ltd.	3M SOFR + 7.06%	01/20/2035	250,000	245,542
RR 19 Ltd.	3M SOFR + 6.76%	10/15/2035	500,000	504,280
Sound Point CLO II Ltd.	3M SOFR + 5.76%	01/26/2031	250,000	164,445
Sound Point CLO XVIII Ltd.	3M SOFR + 5.76%	01/21/2031	500,000	328,913
Symphony CLO XXI Ltd.	3M SOFR + 6.86%	07/15/2032	1,000,000	938,536
Symphony CLO XXIV Ltd.	3M SOFR + 7.26%	01/23/2032	1,000,000	983,926
THL Credit Wind River 2017-1 CLO Ltd.	3M SOFR + 7.32%	04/18/2036	1,500,000	1,342,502
THL Credit Wind River 2017-4 CLO Ltd.	3M SOFR + 6.06%	11/20/2030	500,000	474,644
THL Credit Wind River 2019-1 CLO Ltd.	3M SOFR + 6.86%	07/20/2034	875,000	750,314
Voya CLO 2020-2 Ltd.	3M SOFR + 6.66%	07/19/2034	1,125,000	1,123,957
Wind River 2021-3 CLO Ltd.	3M SOFR + 6.86%	07/20/2033	1,000,000	946,033
TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT (Cost $89,495,071)				88,803,816

	Estimated Yield	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY - 54.56%(a)(c)
ALM 2020 Ltd.	6.27%	10/15/2029	5,000,000	1,895,975
Anchorage Capital CLO 13 LLC	15.47%	04/15/2034	7,000,000	4,257,400
Anchorage Capital CLO 15 Ltd.	28.86%	07/20/2034	1,783,000	1,261,472
Anchorage Capital CLO 16 Ltd.	14.04%	01/19/2035	2,500,000	1,321,892
Anchorage Capital CLO 18 Ltd.	16.44%	04/15/2034	850,000	533,205
Anchorage Capital CLO 19 Ltd.	14.24%	10/15/2034	7,000,000	3,956,400
Anchorage Capital CLO 1-R Ltd.	12.00%	04/13/2031	4,150,000	1,477,279
Anchorage Capital CLO 20 Ltd.	13.00%	01/20/2035	1,750,000	974,008
Anchorage Capital CLO 3-R Ltd.	8.99%	01/28/2031	1,400,000	523,138
Anchorage Capital CLO 7 Ltd.	20.95%	01/28/2031	1,750,000	607,985
Apidos CLO XXVII	4.53%	07/17/2030	1,300,000	268,801
ARES LI CLO Ltd.	15.11%	07/15/2034	2,646,041	1,357,154
ARES LI CLO Ltd.	15.48%	07/15/2034	1,699,959	871,909
Ares LIX CLO Ltd.	25.42%	04/25/2034	3,500,000	2,317,350
Ares XLI CLO Ltd.	13.35%	04/15/2034	2,343,500	893,577
ARES XLIV CLO Ltd.	13.82%	04/15/2034	2,845,572	888,388
Battalion CLO XV Ltd.	13.65%	01/17/2033	4,500,000	2,800,116
Battalion CLO XVI Ltd.	12.75%	12/19/2032	3,500,000	1,812,650
Benefit Street Partners CLO XXIII Ltd.	20.74%	04/25/2034	5,000,000	4,120,000
Benefit Street Partners CLO XXV Ltd.	46.98%	01/15/2035	5,250,000	4,382,521
Carbone CLO Ltd.	11.95%	01/20/2031	7,850,000	2,673,357
CARLYLE US CLO 2019-4 Ltd.	20.09%	04/15/2035	8,740,000	6,731,548
CARLYLE US CLO 2021-4 Ltd.	22.06%	04/20/2034	1,000,000	747,800
CARLYLE US CLO 2021-5 Ltd.	15.51%	07/20/2034	4,000,000	2,719,200
CIFC Funding 2017-III Ltd.	7.66%	07/20/2030	1,400,000	466,816
CIFC Funding 2017-V Ltd.	4.82%	11/16/2030	4,500,000	1,575,180
CIFC Funding 2018-I Ltd.	11.33%	04/18/2031	3,250,000	1,366,306
CIFC Funding 2018-III Ltd.	15.40%	07/18/2031	3,000,000	1,205,256
CIFC Funding 2019-III Ltd.	19.10%	10/16/2034	750,000	599,700
CIFC Funding 2019-V Ltd.	19.75%	01/15/2035	2,500,000	1,956,482
CIFC Funding 2019-V Ltd.	21.11%	01/15/2035	1,000,000	782,593
CIFC Funding 2020-II Ltd.	27.17%	10/20/2034	1,000,000	824,600
CIFC Funding 2020-III Ltd.	20.83%	10/20/2034	150,000	124,950
CIFC Funding 2021-II Ltd.	18.35%	04/15/2034	4,000,000	3,121,600
CIFC Funding 2021-VII Ltd.	18.65%	01/23/2035	1,000,000	772,891
CIFC Funding 2022-IV, Ltd.	20.60%	07/16/2035	2,500,000	2,174,778
Clover CLO 2019-1 Ltd.	44.88%	04/18/2035	8,339,200	6,382,436
Clover CLO 2021-3 LLC	21.43%	01/25/2035	5,500,000	4,379,100
Dryden 43 Senior Loan Fund	14.52%	04/20/2034	3,000,000	1,416,000
Dryden 87 CLO Ltd.	16.63%	05/20/2034	2,000,000	1,301,000
Dryden 95 CLO Ltd.	16.56%	08/20/2034	1,750,000	1,060,325
Elmwood CLO 14 Ltd.	23.76%	04/20/2035	10,000,000	8,386,270
Elmwood CLO I Ltd.	15.24%	10/20/2033	6,000,000	4,166,018
Elmwood CLO II Ltd.	18.71%	04/20/2034	6,500,000	5,241,600

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited) (Continued)

	Estimated Yield	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY - 54.56%(a)(c)(Continued)
Elmwood CLO III Ltd.	18.73%	10/20/2034	$5,250,000	$3,989,475
Elmwood CLO VII Ltd.	20.48%	01/17/2034	8,350,000	5,413,305
Elmwood CLO VIII Ltd.	18.00%	01/20/2034	5,000,000	4,130,500
Invesco CLO 2021-1 Ltd.	18.85%	04/15/2034	3,000,000	1,979,700
Invesco CLO Ltd.(d)(e)	N/A	07/15/2034	500,000	120,450
Invesco CLO Ltd.	15.32%	07/15/2034	5,000,000	2,892,000
Madison Park Funding XVIII Ltd.	13.31%	10/21/2030	4,000,000	1,753,560
Madison Park Funding XX Ltd.	18.41%	07/27/2030	1,740,000	567,522
Madison Park Funding XXIX Ltd.	13.55%	10/18/2047	3,750,000	1,673,580
Madison Park Funding XXVIII Ltd.	16.03%	07/15/2030	5,000,000	2,419,820
Madison Park Funding XXXVII Ltd.	19.96%	07/15/2049	5,500,000	3,561,800
Magnetite XIX Ltd.	26.78%	04/17/2034	3,200,000	1,949,120
Niagara Park CLO Ltd.	17.83%	07/17/2032	2,648,000	1,548,021
NYACK Park CLO Ltd.	18.16%	10/20/2034	1,000,000	766,000
Oak Hill Credit Partners X-R Ltd.	49.14%	04/20/2034	9,091,692	4,077,624
OHA Credit Partners XI Ltd.	22.04%	01/20/2032	2,750,000	1,499,378
OHA Credit Partners XII Ltd.	28.88%	07/23/2030	1,500,000	703,520
OHA Credit Partners XIII Ltd.	23.57%	10/21/2034	1,600,000	1,155,840
Point Au Roche Park CLO Ltd.	32.28%	07/20/2034	5,000,000	3,485,000
Rad CLO 12 Ltd.	25.46%	10/30/2034	4,500,000	3,178,350
Recette CLO Ltd.	13.63%	04/20/2034	10,400,000	3,492,320
Recette CLO Ltd.(d)(e)	N/A	04/20/2034	10,400,000	82,472
Regatta XIX Funding Ltd.	22.15%	04/20/2035	6,017,000	5,458,231
Regatta XVIII Funding Ltd.	32.39%	01/15/2034	7,175,322	5,303,280
Regatta XXIV Funding Ltd.	14.84%	01/20/2035	5,000,000	3,348,170
Rockland Park CLO Ltd.	16.61%	04/20/2034	9,000,000	6,217,200
Rockland Park CLO Ltd.(d)(e)	N/A	04/20/2034	9,000,000	26,010
Rockland Park CLO Ltd.(d)(e)	N/A	04/20/2034	9,000,000	95,130
RR 2 Ltd.	23.34%	10/15/2117	9,358,000	5,848,750
Sixth Street CLO XVII Ltd.	14.11%	01/20/2034	1,100,000	749,650
THL Credit Wind River 2018-2 CLO Ltd.	7.09%	07/15/2030	3,031,000	889,384
THL Credit Wind River 2018-3 CLO Ltd.	12.95%	01/20/2031	3,000,000	1,539,900
Thompson Park CLO Ltd.	24.02%	04/15/2034	4,000,000	3,463,600
Wind River 2016-1 CLO Ltd.(e)	N/A	12/31/2049	4,000,000	400
TOTAL COLLATERALIZED LOAN OBLIGATIONS EQUITY (Cost $205,683,427)				180,076,088

	Coupon	Maturity Date	Principal Amount	Value
CORPORATE BONDS - 6.15%
Automobiles - 0.14%
Ford Motor Credit Co. LLC, Senior Unsecured Bond	6.95%	03/06/2026	455,000	466,280
Chemicals - 0.33%
Herens Holdco S.a.r.l, Senior Secured Bond(a)	4.75%	05/15/2028	444,000	361,574
Illuminate Buyer LLC, Senior Unsecured Bond(a)	9.00%	07/01/2028	750,000	725,906
				1,087,480
Construction & Engineering - 0.21%
Brand Industrial Services, Inc., Senior Secured Bond(a)	10.38%	08/01/2030	652,000	694,597
Diversified Consumer Services - 0.14%
Sabre GLBL, Inc., Senior Secured Bond(a)	11.25%	12/15/2027	461,000	451,724
Diversified Telecommunication Services - 0.76%
Altice Financing S.A., Senior Secured Bond(a)	5.75%	08/15/2029	1,197,000	1,056,915
Altice France S.A., Senior Secured Bond(a)	5.50%	10/15/2029	667,000	519,880
Consolidated Communications, Inc., Senior Secured Bond(a)	5.00%	10/01/2028	1,125,000	922,500
				2,499,295
Electric Utilities - 0.29%
PG&E Corp., Senior Secured Bond	5.00%	07/01/2028	1,000,000	973,810
Electronic Equipment, Instruments & Components - 0.04%
Coherent Corp., Senior Unsecured Bond(a)	5.00%	12/15/2029	146,000	138,817
Gas Utilities - 0.29%
Ferrellgas LP, Senior Unsecured Bond(a)	5.88%	04/01/2029	1,000,000	947,100

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited) (Continued)

	Coupon	Maturity Date	Principal Amount	Value
CORPORATE BONDS - 6.15%(Continued)
Health Care Equipment & Supplies - 0.22%
Medline Borrower, LP, Senior Secured Bond(a)	3.88%	04/01/2029	$727,000	$657,935
Medline Borrower, LP, Senior Unsecured Bond(a)	5.25%	10/01/2029	62,000	58,397
				716,332
Health Care Providers & Services - 0.17%
LifePoint Health, Inc., Senior Secured Bond(a)	9.88%	08/15/2030	552,000	559,167
Health Care Technology - 0.39%
AthenaHealth Group, Inc., Senior Unsecured Bond(a)	6.50%	02/15/2030	1,411,000	1,283,379
Hotels, Restaurants & Leisure - 0.60%
CEC Entertainment, LLC, Senior Secured Bond(a)	6.75%	05/01/2026	470,000	458,673
Fertitta Entertainment LLC, Senior Unsecured Bond(a)	6.75%	01/15/2030	328,000	288,155
Hilton Grand Vacations Borrower Escrow LLC, Senior Unsecured Bond(a)	5.00%	06/01/2029	529,000	486,865
Scientific Games Holdings LP, Senior Unsecured Bond(a)	6.63%	03/01/2030	205,000	193,274
SeaWorld Parks & Entertainment, Inc., Senior Unsecured Bond(a)	5.25%	08/15/2029	600,000	562,500
				1,989,467
Industrial Conglomerates - 0.44%
APi Group DE, Inc., Senior Unsecured Bond(a)	4.75%	10/15/2029	1,034,000	968,403
MajorDrive Holdings IV, LLC, Senior Unsecured Bond(a)	6.38%	06/01/2029	545,000	472,215
				1,440,618
Insurance - 0.41%
Alliant Holdings Intermediate, LLC, Senior Secured Bond(a)	4.25%	10/15/2027	750,000	718,695
Alliant Holdings Intermediate, LLC, Senior Secured Bond(a)	6.75%	04/15/2028	622,000	635,336
				1,354,031
Machinery - 0.25%
Chart Industries, Inc., Senior Secured Bond(a)	7.50%	01/01/2030	472,000	493,653
Chart Industries, Inc., Senior Unsecured Bond(a)	9.50%	01/01/2031	316,000	343,255
				836,908
Professional Services - 0.59%
Conduent Business Services LLC, Senior Secured Bond(a)	6.00%	11/01/2029	2,176,000	1,948,390
Software - 0.30%
McAfee Corp., Senior Unsecured Bond(a)	7.38%	02/15/2030	1,102,000	1,004,605
Transportation Infrastructure - 0.58%
Uber Technologies, Inc., Senior Unsecured Bond(a)	4.50%	08/15/2029	2,000,000	1,911,000
TOTAL CORPORATE BONDS (Cost $21,033,170)				20,303,000

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SECURED SECOND LIEN LOANS - 2.54%(b)
Aerospace & Defense - 0.62%
Amentum Government Services Holdings, LLC, Tranche 2	1M SOFR + 7.50%	02/15/2030	2,016,807	1,997,909
New Constellis Holdings, Inc., TL	3M SOFR + 11.25%	03/27/2026	108,563	51,568
				2,049,477
Air Freight & Logistics - 0.19%
Lasership, Inc. (ASP LS Acquisition Corp.), Initial	6M SOFR + 7.50%	05/07/2029	745,852	616,573
Auto Components - 0.09%
Safe Fleet Holdings LLC, Initial	1M SOFR + 6.75%	02/02/2026	288,433	280,068
Building Products - 0.18%
Icebox Holdco III, Inc., Initial	3M SOFR + 6.75%	12/21/2029	468,750	424,219
VC GB Holdings I Corp., Initial	3M SOFR + 6.75%	07/23/2029	169,492	162,607
				586,826
Chemicals - 0.07%
CP Iris Holdco I, Inc., Initial	1M SOFR + 7.00%	10/01/2029	258,621	232,112
Commercial Services & Supplies - 0.22%
AVSC Holding Corp., Initial	1M SOFR + 7.25%	09/01/2025	805,556	735,472
Communications Equipment - 0.10%
Global Tel*Link Corp., TL	3M SOFR + 10.00%	11/29/2026	347,222	305,556
MLN US Holdco LLC, Term B-1	3M SOFR + 6.70%	10/18/2027	128,761	19,314
				324,870

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited) (Continued)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SECURED SECOND LIEN LOANS - 2.54%(b)(Continued)
Construction & Engineering - 0.08%
DG Investment Intermediate Holdings 2, Inc., Initial	1M SOFR + 6.75%	03/30/2029	$292,804	$263,035
Diversified Consumer Services - 0.03%
TruGreen LP, Initial	3M SOFR + 8.50%	11/02/2028	125,392	92,790
Diversified Financial Services - 0.07%
Nexus Buyer LLC, Initial	1M SOFR + 6.25%	11/05/2029	245,536	238,783
Electronic Equipment, Instruments & Components - 0.02%
Infinite Bidco LLC., Initial	1M SOFR + 7.00%	03/02/2029	69,869	58,690
Health Care Providers & Services - 0.04%
Verscend Holding Corp., TL	1M SOFR + 7.00%	04/02/2029	135,802	135,802
Insurance - 0.31%
Asurion, LLC, New B-4	1M SOFR + 5.25%	01/20/2029	1,104,603	1,038,669
Software - 0.52%
Ascend Learning, LLC, Initial	1M SOFR + 5.75%	12/10/2029	462,963	395,667
DCert Buyer, Inc., First Amendment Refinancing	1M SOFR + 7.00%	02/19/2029	156,627	141,910
EagleView Technology Corp., TL	3M SOFR + 7.50%	08/14/2026	198,167	172,406
UKG, Inc., 2021 Incremental	3M SOFR + 5.25%	05/03/2027	75,676	75,689
WebMD Health Corp. and MH SUB I, LLC, 2021 Replacement	1M SOFR + 6.25%	02/23/2029	1,000,000	928,210
				1,713,882
TOTAL SECURED SECOND LIEN LOANS (Cost $9,105,051)				8,367,049

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 73.69%(b)
Aerospace & Defense - 1.37%
Amentum Government Services Holdings, LLC, Tranche 3	1M SOFR + 4.00%	02/15/2029	1,386,627	1,384,547
Dynasty Acquisition Co., Inc., Initial Term B-1	1M SOFR + 4.00%	08/24/2028	337,754	338,426
Dynasty Acquisition Co., Inc., Initial Term B-2	1M SOFR + 4.00%	08/24/2028	144,752	145,040
New Constellis Holdings, Inc., TL	3M SOFR + 7.75%	09/27/2025	120,663	103,770
Peraton Corp., Term B	1M SOFR + 3.75%	02/01/2028	1,329,788	1,331,450
Spirit AeroSystems, Inc., Initial	3M SOFR + 4.25%	01/15/2027	113,223	113,458
Transdigm, Inc., Tranche J	1M SOFR + 3.25%	02/28/2031	1,088,291	1,092,372
				4,509,063
Air Freight & Logistics - 0.74%
Apple Bidco, LLC, Amendment No.1	1M SOFR + 3.50%	09/22/2028	530,065	531,612
Lasership, Inc. (ASP LS Acquisition Corp.), 2023 Incremental	1M SOFR + 7.00%	09/29/2027	500,000	485,000
Lasership, Inc. (ASP LS Acquisition Corp.), Initial	6M SOFR + 4.50%	05/07/2028	1,562,491	1,430,976
				2,447,588
Airlines - 0.86%
Avolon LLC, Term B-6	1M SOFR + 2.50%	06/22/2028	1,419,001	1,421,186
United AirLines, Inc., Class B	1M SOFR + 3.75%	04/21/2028	1,432,140	1,435,320
				2,856,506
Auto Components - 1.38%
First Brands Group LLC, 2022-II Incremental	6M SOFR + 5.00%	03/30/2027	1,333,311	1,320,818
First Brands Group LLC, Refinanced	6M SOFR + 5.00%	03/30/2027	564,219	558,577
Garrett LX I S.a.r.l, Third Amendment Incremental	3M SOFR + 4.50%	04/30/2028	981,152	981,152
IXS Holdings, Inc., Initial	6M SOFR + 4.25%	03/05/2027	1,144,253	976,906
LTR Intermediate Holdings, Inc., Initial	1M SOFR + 4.50%	05/05/2028	363,569	336,149
PHINIA, Inc., Term B	3M SOFR + 4.00%	07/03/2028	374,628	376,033
				4,549,635
Automobiles - 0.66%
American Axle & Manufacturing, Inc., Term B	1M SOFR + 3.50%	12/13/2029	217,925	218,470
RVR Dealership Holdings, LLC, TL	3M SOFR + 3.75%	02/08/2028	994,680	853,436
Tenneco, Inc., Term B	3M SOFR + 5.00%	11/17/2028	1,076,970	947,130
Truck Hero, Inc., Incremental	1M SOFR + 5.00%	01/31/2028	173,306	172,439
				2,191,475
Beverages - 0.06%
Triton Water Holdings, Inc., Initial	3M SOFR + 3.25%	03/31/2028	199,694	197,598

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited) (Continued)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 73.69%(b)(Continued)
Building Products - 3.08%
AI Aqua Merger Sub, Inc., 2023 Incremental Term B	1M SOFR + 4.25%	07/31/2028	$952,211	$955,486
AI Aqua Merger Sub, Inc., Initial Term B	1M SOFR + 3.75%	07/31/2028	1,275,976	1,275,261
Cornerstone Building Brands, Inc., Tranche B	1M SOFR + 3.25%	04/12/2028	1,373,467	1,370,610
Foundation Building Materials, Inc., Initial	3M SOFR + 3.25%	01/31/2028	220,517	219,628
Icebox Holdco III, Inc., Initial	3M SOFR + 3.50%	12/22/2028	651,280	645,745
Janus International Group LLC, Amendment No. 6 Refinancing	1M SOFR + 3.25%	08/03/2030	426,307	426,708
LHS Borrower, LLC, Initial	1M SOFR + 4.75%	02/16/2029	901,875	812,815
Park River Holdings, Inc., Initial	3M LIBOR + 3.25%	12/28/2027	1,340,705	1,306,356
Snap One Holdings Corp., Initial	3M SOFR + 4.50%	12/08/2028	748,917	724,577
Tamko Building Products, LLC, 2023 Specified Refinancing	3M SOFR + 3.50%	09/20/2030	894,878	897,491
VC GB Holdings I Corp., Initial	3M SOFR + 3.00%	07/21/2028	1,313,105	1,302,784
White Cap Buyer, LLC, Initial	1M SOFR + 3.75%	10/19/2027	215,936	216,297
				10,153,758
Capital Markets - 1.28%
Citadel Securities LP, Repriced	1M SOFR + 2.50%	07/29/2030	2,278,267	2,281,115
Hudson River Trading LLC, TL	3M SOFR + 3.00%	03/20/2028	1,708,029	1,700,291
Saphilux S.a.r.l, Facility B	1D SOFR + 4.75%	07/18/2028	241,331	241,483
				4,222,889
Chemicals - 3.84%
CP Iris Holdco I, Inc., Delayed Draw	1M SOFR + 3.75%	10/02/2028	38,633	38,520
CP Iris Holdco I, Inc., Initial	1M SOFR + 3.75%	10/02/2028	229,479	228,808
Derby Buyer LLC, Initial	1M SOFR + 4.25%	11/01/2030	679,637	679,637
Discovery Purchaser Corp., Initial	3M SOFR + 4.38%	10/04/2029	650,686	640,464
Herens Holdco S.a.r.l, Facility B	3M SOFR + 3.93%	07/03/2028	1,585,564	1,431,764
Hexion Holdings Corp., Initial	3M SOFR + 4.50%	03/15/2029	1,834,747	1,759,064
Illuminate Buyer, LLC, 2021 Refinancing Term B	1M SOFR + 3.50%	06/30/2027	1,537,964	1,538,733
Ineos Finance LLC, 2027-II	1M SOFR + 3.75%	11/08/2027	238,591	239,114
Ineos Finance LLC, 2030	1M SOFR + 3.50%	02/18/2030	638,903	638,903
LSF11 A5 HoldCo LLC, TL	1M SOFR + 3.50%	10/15/2028	1,040,155	1,040,810
Nouryon USA LLC, 2023	3M SOFR + 4.00%	04/03/2028	394,638	395,526
Nouryon USA LLC, 2023 Refinance	1M SOFR + 4.00%	04/03/2028	275,611	276,386
Olympus Water US Holding Corp., 2022 Incremental	3M SOFR + 4.50%	11/09/2028	328,402	328,264
Olympus Water US Holding Corp., Initial	3M SOFR + 3.75%	11/09/2028	342,405	341,357
PMHC II, Inc., Initial	3M SOFR + 4.25%	04/23/2029	1,428,418	1,362,954
Polar US Borrower, LLC, Initial	6M SOFR + 4.75%	10/15/2025	838,635	567,756
Vantage Specialty Chemicals, Inc., 2023	1M SOFR + 4.75%	10/26/2026	1,196,632	1,150,262
				12,658,322
Commercial Services & Supplies - 1.93%
Allied Universal Holdco LLC, Amendment No. 3	1M SOFR + 4.75%	05/12/2028	1,598,268	1,596,015
Ankura Consulting Group, LLC, Closing Date	1M SOFR + 4.50%	03/17/2028	174,779	174,342
Belfor USA Group, Inc., Initial Tranche B-1 Term Loan	1M SOFR + 3.75%	11/01/2030	1,382,889	1,385,489
Garda World Security Corp., Fourth Additional	3M SOFR + 4.25%	02/01/2029	538,601	538,504
Genuine Financial Holdings, LLC, 2023 Incremental	1M SOFR + 4.00%	09/27/2030	854,165	850,500
The Action Environmental Group, Inc., Initial	3M SOFR + 4.50%	10/24/2030	614,051	615,586
Viad Corp., Initial	1M LIBOR + 5.00%	07/30/2028	1,203,750	1,196,227
				6,356,663
Communications Equipment - 0.28%
Casa Systems, Inc., Superpriority	3M SOFR + 6.50%	12/20/2027	746,304	519,928
Global Tel*Link Corp., TL	3M SOFR + 4.25%	11/29/2025	440,832	419,562
				939,490
Construction & Engineering - 1.63%
Brand Industrial Services, Inc., Tranche B	3M SOFR + 5.50%	08/01/2030	1,708,416	1,696,218
DG Investment Intermediate Holdings 2, Inc., Closing Date Initial	1M SOFR + 3.75%	03/31/2028	84,203	83,301
DG Investment Intermediate Holdings 2, Inc., Incremental	1M SOFR + 4.75%	03/31/2028	2,114,989	2,106,170
TRC Companies LLC, Initial	1M SOFR + 3.75%	12/08/2028	1,516,466	1,511,856
				5,397,545
Construction Materials - 0.17%
Mativ Holdings, Inc., Term B	1M SOFR + 3.75%	04/20/2028	215,457	213,841
Smyrna Ready Mix Concrete, LLC, 2023	1M SOFR + 3.50%	04/02/2029	363,597	364,204
				578,045

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited) (Continued)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 73.69%(b)(Continued)
Containers & Packaging - 2.45%
Clydesdale Acquisition Holdings, Inc., Term B	1M SOFR + 4.18%	04/13/2029	$3,269,575	$3,280,463
LABL, Inc., Initial	1M SOFR + 5.00%	10/29/2028	952,441	911,419
Pelican Products, Inc., Initial	3M SOFR + 4.25%	12/29/2028	481,441	443,730
Proampac PG Borrower LLC, 2023-1 TL	1M SOFR + 3.50%	09/15/2028	925,694	925,981
RLG Holdings, LLC, Closing Date Initial	1M SOFR + 4.25%	07/07/2028	1,639,904	1,536,590
Sabert Corp., 2023 Refinancing	1M SOFR + 3.75%	12/10/2026	972,213	977,687
				8,075,870
Distributors - 0.91%
American Tire Distributors, Inc., Initial	3M SOFR + 6.25%	10/20/2028	492,682	409,419
Aramsco Parent, Inc., Closing Date Initial	3M SOFR + 4.75%	10/10/2030	695,140	693,695
BCPE Empire Holdings, Inc., 2023 Extended	1M SOFR + 4.75%	12/11/2028	1,885,205	1,888,504
				2,991,618
Diversified Consumer Services - 3.00%
Central Parent, Inc., 2023 Refinancing	3M SOFR + 4.00%	07/06/2029	1,147,671	1,152,239
EP Purchaser, LLC, 2023 Incremental	3M SOFR + 4.50%	11/06/2028	317,627	312,862
KUEHG Corp., Initial	3M SOFR + 5.00%	06/12/2030	619,228	621,198
Learning Care Group US No. 2, Inc., Initial	3M SOFR + 4.75%	08/11/2028	1,699,937	1,707,587
LifeMiles Ltd., Initial	3M SOFR + 5.25%	08/30/2026	65,286	64,008
Pug LLC, Term B-2	1M SOFR + 4.25%	02/12/2027	1,496,428	1,481,463
Sabre GLBL, Inc., 2021 Term B-1	1M SOFR + 3.50%	12/17/2027	177,993	155,121
Sabre GLBL, Inc., 2021 Term B-2	1M SOFR + 3.50%	12/17/2027	278,853	243,020
Sabre GLBL, Inc., 2022 Term B	1M SOFR + 4.25%	06/30/2028	62,206	54,772
Sabre GLBL, Inc., 2022 Term B-2	1M SOFR + 5.00%	06/30/2028	58,182	51,520
Spin Holdco, Inc., Initial	3M SOFR + 4.00%	03/04/2028	2,156,289	1,887,529
Staples, Inc., 2019 Refinancing B-1	3M LIBOR + 5.00%	04/16/2026	952,832	900,064
The Knot Worldwide, Inc., Amendment No. 4	1M SOFR + 4.50%	01/31/2028	1,095,792	1,090,313
TruGreen LP, Second Refinancing	1M SOFR + 4.00%	11/02/2027	178,236	171,820
				9,893,516
Diversified Financial Services - 3.56%
Aretec Group, Inc., Incremental Term B	1M SOFR + 4.50%	08/09/2030	376,633	375,819
Ascensus Holdings, Inc., Initial	1M SOFR + 3.50%	08/02/2028	245,243	244,385
Citco Funding LLC, Additional 2023 Term B	3M SOFR + 3.25%	04/27/2028	785,958	787,922
CoreLogic, Inc., Initial	1M SOFR + 3.50%	06/02/2028	1,987,297	1,928,930
Focus Financial Partners, LLC, Tranche B-5	1M SOFR + 3.25%	06/30/2028	1,023,486	1,024,335
Galaxy US Opco, Inc., Initial	1M SOFR + 4.75%	04/29/2029	609,252	499,587
GTCR W Merger Sub LLC, Initial	1M SOFR + 3.00%	09/20/2030	2,571,098	2,580,740
Hightower Holding, LLC, Initial	3M SOFR + 4.00%	04/21/2028	1,059,854	1,055,000
Nexus Buyer LLC, Initial	1M SOFR + 3.75%	11/09/2026	342,503	338,301
Nexus Buyer, LLC, Amendment No. 5	1M SOFR + 4.50%	12/13/2028	2,610,414	2,585,954
VeriFone Systems, Inc., TL	3M SOFR + 4.00%	08/20/2025	335,583	323,885
				11,744,858
Diversified Telecommunication Services - 5.34%
Altice Financing S.A., Term B	3M SOFR + 5.00%	10/31/2027	1,408,637	1,398,959
Altice France S.A., Term B-14 Refinancing	3M SOFR + 5.50%	08/15/2028	2,737,095	2,450,849
Cogeco Financing 2 LP, Term B	1M SOFR + 3.25%	09/18/2030	1,450,581	1,426,110
Consolidated Communications, Inc., Term B-1	1M SOFR + 3.50%	10/02/2027	700,484	649,376
Directv Financing, LLC, Closing Date	1M SOFR + 5.00%	08/02/2027	1,964,468	1,962,268
LCPR Loan Financing LLC, 2021 Additional	1M SOFR + 3.75%	10/16/2028	583,258	583,987
Sorenson Communications, LLC, Initial	1M SOFR + 5.50%	03/17/2026	158,544	157,619
Syniverse Holdings, LLC, Initial	3M SOFR + 7.00%	05/13/2027	425,170	370,430
Viasat, Inc., Incremental	1M SOFR + 4.50%	05/30/2030	1,163,173	1,138,456
Viasat, Inc., Initial	1M SOFR + 4.50%	03/02/2029	589,403	576,972
Virgin Media Bristol LLC, Facility Y	6M SOFR + 3.25%	03/31/2031	2,109,170	2,098,033
WideOpenWest Finance LLC, Term B	3M SOFR + 3.00%	12/20/2028	1,492,386	1,374,234
Windstream Services II, LLC, Initial	1M SOFR + 6.25%	09/21/2027	1,418,780	1,336,604
Xplornet Communications, Inc., Refinancing	3M SOFR + 4.00%	10/02/2028	138,504	82,302
Zacapa S.a.r.l, Initial	3M SOFR + 4.00%	03/22/2029	2,011,090	2,003,549
				17,609,748

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited) (Continued)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 73.69%(b)(Continued)
Electric Utilities - 0.36%
Talen Energy Supply, LLC, Initial Term B	3M SOFR + 4.50%	05/17/2030	$779,775	$783,027
Talen Energy Supply, LLC, Initial Term C	3M SOFR + 4.50%	05/17/2030	419,880	421,631
				1,204,658
Electrical Equipment - 0.26%
Energy Acquisition Co., Inc., Initial	3M SOFR + 4.25%	06/26/2025	701,839	691,971
Energy Acquisition Co., Inc., Tranche B, 7.50%(f)	N/A	06/26/2025	181,882	172,788
				864,759
Electronic Equipment, Instruments & Components - 0.59%
Infinite Bidco LLC., TL	1M SOFR + 3.75%	03/02/2028	1,225,233	1,189,493
Mavenir Systems, Inc., Initial	3M SOFR + 4.75%	08/18/2028	481,414	335,786
Natel Engineering Co., Inc., Initial	1M SOFR + 6.25%	04/30/2026	499,718	427,884
				1,953,163
Energy Equipment & Services - 0.06%
Lealand Finance Co. B.V., Make-Whole Term Facility	1M SOFR + 3.00%	06/28/2024	8,469	5,674
Lealand Finance Co. B.V., Take-Back Term Facility	1M SOFR + 4.00%	06/30/2025	22,963	8,994
WaterBridge Midstream Operating LLC, Initial	3M SOFR + 5.75%	06/22/2026	170,361	170,383
				185,051
Food & Staples Retailing - 0.25%
Upbound Group, Inc., Initial	3M SOFR + 3.25%	02/17/2028	837,860	836,813
Food Products - 0.12%
Pacific Bells, LLC, Initial	3M SOFR + 4.50%	11/10/2028	359,641	357,505
Whole Earth Brands, Inc., TL	3M SOFR + 4.50%	02/05/2028	32,495	27,621
				385,126
Health Care Equipment & Supplies - 1.86%
Bausch & Lomb Corp., Initial	3M SOFR + 3.25%	05/10/2027	2,168,787	2,140,332
Bausch & Lomb Corp., TL	1M SOFR + 4.00%	09/29/2028	1,389,375	1,384,165
Curium Bidco S.a.r.l, Additional Term Facility	3M SOFR + 4.50%	07/31/2029	1,234,504	1,232,195
Medline Borrower, LP, Initial	1M SOFR + 3.00%	10/23/2028	492,424	494,424
Sotera Health Holdings, LLC, Initial Incremental	1M SOFR + 3.75%	12/11/2026	449,908	449,629
Zest Acquisition Corp., Term B-1	1M SOFR + 5.50%	02/08/2028	438,922	428,498
				6,129,243
Health Care Providers & Services - 3.13%
Accelerated Health Systems, LLC, Initial Term B	3M SOFR + 4.25%	02/15/2029	196,078	163,910
AEA International Holdings S.a.r.l, Initial	3M SOFR + 3.75%	09/07/2028	212,889	213,155
Azalea Topco, Inc., Initial	3M SOFR + 3.50%	07/24/2026	994,805	982,868
Cambrex Corp., Tranche B-2	1M SOFR + 3.50%	12/04/2026	248,356	242,705
Charlotte Buyer, Inc., Initial Term B	1M SOFR + 5.25%	02/11/2028	231,251	231,988
Covetrus, Inc., Initial	3M SOFR + 5.00%	10/13/2029	1,242,263	1,239,940
Curia Global, Inc., 2021	1M SOFR + 3.75%	08/30/2026	61,438	54,795
Eyecare Partners, LLC, Amendment No. 1	1M SOFR + 3.75%	11/15/2028	952,986	456,071
Global Medical Response, Inc., 2017-2 Incremental	3M SOFR + 4.25%	03/14/2025	514,722	400,840
Global Medical Response, Inc., 2020 Refinancing	3M SOFR + 4.25%	10/02/2025	1,108,793	863,938
Hunter US Bidco, Inc., Initial	3M SOFR + 4.25%	08/19/2028	474,011	471,641
Midwest Veterinary Partners, LLC, Initial	1M SOFR + 4.00%	04/27/2028	1,405,786	1,392,614
Pathway Vet Alliance LLC, 2021 Replacement	1M SOFR + 3.75%	03/31/2027	294,256	258,578
Sharp Services LLC, Initial	3M SOFR + 4.00%	12/31/2028	344,764	345,195
Sharp Services LLC, Tranche B	1M SOFR + 4.50%	12/31/2028	194,330	194,088
Southern Veterinary Partners, LLC, Initial	1M SOFR + 4.00%	10/05/2027	803,252	799,838
Summit Behavioral Healthcare, LLC, Initial	3M SOFR + 4.75%	11/24/2028	1,274,946	1,271,759
Surgery Center Holdings, Inc., Initial	1M SOFR + 3.50%	12/19/2030	200,783	201,370
WCG Intermediate Corp., Initial	1M SOFR + 4.00%	01/08/2027	530,045	530,543
				10,315,836
Health Care Technology - 2.40%
AthenaHealth Group, Inc., Initial	1M SOFR + 3.25%	02/15/2029	3,369,855	3,351,321
Gainwell Acquisition Corp., Term B	3M SOFR + 4.00%	10/01/2027	2,487,179	2,412,564
R1 RCM Holdco, Inc., Amendment No.2 Term B	1M SOFR + 3.00%	06/21/2029	645,581	644,974
TTF Holdings, LLC, Initial	1M SOFR + 4.00%	03/31/2028	717,439	716,542
Waystar Technologies, Inc., Initial	1M SOFR + 4.00%	10/22/2026	798,264	800,259
				7,925,660

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited) (Continued)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 73.69%(b)(Continued)
Hotels, Restaurants & Leisure - 2.92%
19th Holdings Golf, LLC, Initial	1M SOFR + 3.25%	02/07/2029	$2,172,494	$2,150,769
Aimbridge Acquisition Co., Inc., Incremental	1M SOFR + 4.75%	02/02/2026	244,323	226,304
Alterra Mountain Co., Term B-3	1M SOFR + 3.75%	05/31/2030	233,845	235,014
Arcis Golf, LLC, Amendment No. 2	1M SOFR + 3.75%	11/24/2028	568,475	569,425
BCPE Grill Parent, Inc., Initial	1M SOFR + 4.75%	09/30/2030	1,040,469	1,017,922
Carnival Corp., 2021 Incremental Term B Advance	1M SOFR + 3.25%	10/18/2028	493,703	493,910
Dave & Buster's, Inc., 2023 Refinancing Term B	1M SOFR + 3.75%	06/29/2029	580,165	581,099
Entain PLC, Facility B2	3M SOFR + 3.50%	10/31/2029	659,417	660,103
Kingpin Intermediate Holdings LLC, Amendment No. 8	1M SOFR + 3.50%	02/08/2028	604,552	603,796
Ontario Gaming GTA LP, Term B	3M SOFR + 4.25%	08/01/2030	440,642	442,136
Playa Resorts Holding B.V., 2022	1M SOFR + 3.25%	01/05/2029	629,017	629,017
Tacala Investment Corp., Initial	1M SOFR + 4.00%	02/05/2027	67,525	67,671
Topgolf Callaway Brands Corp., Initial	1M SOFR + 3.50%	03/15/2030	440,062	439,605
Travel + Leisure Co., 2023 Incremental	1M SOFR + 3.25%	12/14/2029	758,668	759,427
United PF Holdings, LLC, Initial	3M SOFR + 4.00%	12/30/2026	500,435	445,012
United PF Holdings, LLC, Initial	3M SOFR + 8.50%	12/30/2026	349,200	310,788
				9,631,998
Household Durables - 2.28%
Conair Holdings LLC, Initial	3M SOFR + 3.75%	05/17/2028	1,745,881	1,708,414
Fender Musical Instruments Corp., Initial	1M SOFR + 4.00%	12/01/2028	199,354	194,869
HomeServe USA Holding Corp., Initial Term B	1M SOFR + 3.00%	10/21/2030	710,225	712,114
Hunter Douglas, Inc., Tranche B-1	3M SOFR + 3.50%	02/26/2029	3,458,858	3,440,700
Mattress Firm, Inc., 2021 TL	3M LIBOR + 4.25%	09/25/2028	585,178	579,221
TGP Holdings III LLC, Closing Date	1M SOFR + 3.25%	06/29/2028	387,064	336,746
Weber-Stephen Products LLC, 2022 Incremental	1M SOFR + 4.25%	10/30/2027	134,978	117,516
Weber-Stephen Products LLC, Initial Term B	1M SOFR + 3.25%	10/30/2027	487,714	424,833
				7,514,413
Household Products - 0.33%
American Greetings Corp., Initial	1M SOFR + 6.00%	04/06/2028	427,111	427,824
Olaplex, Inc., Initial	1M SOFR + 3.50%	02/23/2029	736,232	679,175
				1,106,999
Independent Power/Renewable Electricity Producers - 0.32%
Generation Bridge Northeast LLC, Term B	1M SOFR + 4.25%	08/22/2029	763,567	765,797
INNIO North America Holding, Inc., Facility B	1M SOFR + 4.25%	11/02/2028	301,801	300,669
				1,066,466
Industrial Conglomerates - 1.17%
MajorDrive Holdings IV, LLC, 2022 Incremental	3M SOFR + 5.50%	06/01/2029	292,263	292,263
MajorDrive Holdings IV, LLC, Initial	3M SOFR + 4.00%	06/01/2028	249,637	248,596
SPX Flow, Inc., TL	1M SOFR + 4.50%	04/05/2029	2,183,651	2,188,805
Star US Bidco LLC, Initial	1M SOFR + 4.25%	03/17/2027	1,143,351	1,141,350
				3,871,014
Insurance - 3.25%
Acrisure LLC, B-5 2023 Refinancing	3M SOFR + 4.50%	11/06/2030	683,196	683,763
Acrisure, LLC, B-2 2021-1 Additional	1M LIBOR + 3.75%	02/15/2027	674,475	673,126
Acrisure, LLC, B-3 2021-2 Additional	1M LIBOR + 4.25%	02/15/2027	290,490	290,853
Alliant Holdings Intermediate, LLC, Term B-6	1M SOFR + 3.50%	11/06/2030	24,600	24,680
AssuredPartners, Inc., Incremental	1M SOFR + 3.50%	02/12/2027	1,027,458	1,028,742
Asurion, LLC, New B-10	1M SOFR + 4.00%	08/19/2028	476,791	474,183
Asurion, LLC, New B-9	1M SOFR + 3.25%	07/31/2027	1,294,869	1,283,539
BroadStreet Partners, Inc., Incremental Term B-3	1M SOFR + 3.75%	01/27/2029	1,666,959	1,669,559
HUB International Ltd., 2022 Incremental	3M SOFR + 4.00%	11/10/2029	278,832	279,716
HUB International Ltd., 2023 Refinancing	3M SOFR + 4.25%	06/20/2030	324,943	326,168
Hyperion Refinance S.a.r.l, 2023	1M SOFR + 4.00%	04/18/2030	1,736,046	1,737,851
OneDigital Borrower LLC, 2021 Refinancing	1M SOFR + 4.25%	11/16/2027	2,253,632	2,249,418
				10,721,598
Internet And Catalog Retail - 0.27%
Shutterfly Finance, LLC, Exchanged Term B	3M SOFR + 5.00%	10/01/2027	600,115	430,583
Titan US Finco, LLC, Initial	3M SOFR + 4.00%	10/18/2028	458,020	449,812
				880,395

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited) (Continued)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 73.69%(b)(Continued)
IT Services - 1.30%
Avaya, Inc., Exit	1M SOFR + 8.50%	08/01/2028	$125	$110
Constant Contact, Inc., Initial	3M SOFR + 4.00%	02/10/2028	1,652,586	1,611,271
iSolved, Inc., Closing Date	6M SOFR + 4.00%	10/14/2030	520,964	520,965
Newfold Digital Holdings Group, Inc., Initial	3M LIBOR + 3.50%	02/10/2028	832,817	812,779
Virtusa Corp., Closing Date	3M LIBOR + 3.75%	02/11/2028	1,167,675	1,168,165
Virtusa Corp., Incremental	1M SOFR + 3.75%	02/15/2029	186,779	186,732
				4,300,022
Life Sciences Tools & Services - 0.30%
Catalent Pharma Solutions, Inc., Term B-4	1M SOFR + 3.00%	02/22/2028	980,826	980,826

Machinery - 1.02%
Chart Industries, Inc., Amendment No. 5	1M SOFR + 3.25%	03/15/2030	639,250	639,780
Element Materials Technology Group US Holdings, Inc., Delayed Draw Term B Facility	3M SOFR + 4.25%	07/06/2029	319,566	315,971
Element Materials Technology Group US Holdings, Inc., Initial Term B	3M SOFR + 4.25%	07/06/2029	692,393	684,603
Indicor, LLC, Tranche B	3M SOFR + 4.00%	11/22/2029	436,465	437,120
Pro Mach Group, Inc., Closing Date Initial	1M SOFR + 4.00%	08/31/2028	903,310	905,008
Pro Mach Group, Inc., Incremental	1M SOFR + 5.00%	08/31/2028	368,519	369,440
				3,351,922
Media - 2.20%
AppLovin Corp., Amendment No. 9 Initial	1M SOFR + 3.10%	08/19/2030	1,443,078	1,443,078
Aragorn Parent Corp., 2023 Replacement	1M SOFR + 4.25%	12/15/2028	932,291	929,960
Castle US Holding Corp., Initial	3M SOFR + 3.75%	01/29/2027	828,814	581,057
Creative Artists Agency, LLC, 2023 Refinancing	1M SOFR + 3.50%	11/27/2028	1,916,792	1,923,271
Cumulus Media New Holdings, Inc., Initial	3M SOFR + 3.75%	03/31/2026	699,859	533,642
Red Ventures, LLC, Term B-4	1M SOFR + 3.00%	03/03/2030	870,651	867,386
United Talent Agency, LLC, Term B	1M SOFR + 4.00%	07/07/2028	999,756	1,000,226
				7,278,620
Metals & Mining - 0.16%
Arsenal AIC Parent LLC, Term B	3M SOFR + 4.50%	08/18/2030	536,567	538,075

Oil, Gas & Consumable Fuels - 2.74%
Bangl, LLC, Initial	1M SOFR + 4.50%	02/01/2029	1,930,645	1,931,244
BCP Renaissance Parent LLC, Incremental Initial Term B-4	1M SOFR + 3.50%	10/31/2028	1,170,862	1,171,963
BIP PipeCo Holdings, LLC, Initial	1M SOFR + 3.25%	12/06/2030	603,117	600,855
Brazos Delaware II, LLC, Initial	1M SOFR + 3.75%	02/11/2030	1,392,809	1,394,355
CQP Holdco LP, Refinancing	1M SOFR + 3.00%	12/31/2030	55,698	55,767
New Fortress Energy, Inc., Initial	3M SOFR + 5.00%	10/30/2028	1,306,440	1,283,578
Oryx Midstream Services Permian Basin LLC, 2023 Incremental	1M SOFR + 3.25%	10/05/2028	222,636	222,965
Par Petroleum, LLC, Initial	3M SOFR + 4.25%	02/28/2030	1,152,707	1,151,843
Permian Production Partners, LLC, Initial	1M SOFR + 8.00%	11/24/2025	42,791	40,865
Traverse Midstream Partners LLC, Advance	3M SOFR + 3.75%	02/16/2028	1,183,538	1,183,041
				9,036,476
Personal Products - 0.22%
KDC US Holdings, Inc., TL	1M SOFR + 5.00%	08/15/2028	721,427	713,131

Pharmaceuticals - 1.19%
Alvogen Pharma US, Inc., New Extended	3M SOFR + 7.50%	06/30/2025	1,496,005	1,424,945
Amneal Pharmaceuticals LLC, Initial	1M SOFR + 5.50%	05/04/2028	2,294,778	2,251,750
Fortrea Holdings, Inc., Initial Term B	1M SOFR + 3.75%	07/01/2030	243,481	243,074
				3,919,769
Professional Services - 2.56%
AQ Carver Buyer, Inc., 2023 Refinancing	1M SOFR + 5.50%	08/02/2029	1,247,793	1,250,912
Conduent Business Services, LLC, Initial Term B	1M SOFR + 4.25%	10/16/2028	304,868	297,627
Eisner Advisory Group LLC, 2022 Incremental	1M SOFR + 5.25%	07/28/2028	377,009	377,167
Equiniti Group PLC, Initial	6M SOFR + 4.50%	12/11/2028	329,946	330,359
Indy US Holdco, LLC, 2023 Incremental	1M SOFR + 6.25%	03/06/2028	1,157,001	1,130,101
OMNIA Partners LLC, Initial	3M SOFR + 4.25%	07/25/2030	1,729,058	1,738,793
Ryan, LLC, Initial	1M SOFR + 4.50%	11/14/2030	1,522,631	1,525,966
UST Global, Inc., Initial	1M SOFR + 3.50%	11/20/2028	559,214	555,954
Vaco Holdings, LLC, Initial	6M SOFR + 5.00%	01/21/2029	1,275,195	1,254,473
				8,461,352

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited) (Continued)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 73.69%(b)(Continued)
Real Estate Investment Trusts (REITs) - 0.14%
Starwood Property Mortgage, L.L.C., Initial	1M SOFR + 3.25%	11/18/2027	$473,358	$471,781

Real Estate Management & Development - 0.58%
Cushman & Wakefield US Borrower LLC, 2023 Refinancing	1M SOFR + 4.00%	01/31/2030	399,131	398,133
Forest City Enterprises, L.P., Replacement	1M SOFR + 3.50%	12/08/2025	1,068,045	1,010,189
Greystar Real Estate Partners LLC, TL	3M SOFR + 3.75%	08/21/2030	516,538	516,538
				1,924,860
Road & Rail - 0.51%
Clue Opco LLC, Term B	1M SOFR + 4.50%	12/19/2030	1,795,281	1,698,031

Software - 5.99%
Apex Group Treasury LLC, 2022 Incremental	3M SOFR + 5.00%	07/27/2028	75,263	74,981
Apex Group Treasury LLC, TL	3M SOFR + 3.75%	07/27/2028	1,016,590	1,011,507
Ascend Learning, LLC, Initial	1M SOFR + 3.50%	12/11/2028	1,122,758	1,101,863
Astra Acquisition Corp., Term B	3M SOFR + 5.25%	10/25/2028	201,340	129,194
Cardinal Parent, Inc., Initial	3M SOFR + 4.50%	11/12/2027	235,394	215,385
CommerceHub, Inc., Initial	3M SOFR + 4.00%	12/29/2027	808,715	763,564
Conservice Midco, LLC, Initial	3M SOFR + 4.25%	05/13/2027	1,091,439	1,091,897
Cornerstone OnDemand, Inc., Initial	1M SOFR + 3.75%	10/16/2028	629,102	607,240
CT Technologies Intermediate Holdings, Inc., New	1M SOFR + 4.25%	12/16/2025	256,668	246,008
DCert Buyer, Inc., Initial	1M SOFR + 4.00%	10/16/2026	1,072,313	1,061,107
EagleView Technology Corp., TL	3M SOFR + 3.50%	08/14/2025	781,724	760,875
Fiserv Investment Solutions, Inc., Initial	3M SOFR + 4.00%	02/18/2027	431,908	409,367
Flexera Software, LLC, Term B-1	3M SOFR + 3.75%	03/03/2028	651,799	650,476
Genesys Cloud Services Holdings II, LLC, Initial	1M SOFR + 4.00%	12/01/2027	1,408,420	1,412,941
Idera, Inc., Initial	3M SOFR + 3.75%	03/02/2028	193,463	192,205
Magenta Buyer LLC, Initial	3M SOFR + 5.00%	07/27/2028	2,126,412	1,493,805
McAfee Corp., Tranche B-1	1M SOFR + 3.75%	03/01/2029	2,890,691	2,870,832
Mosel Bidco SE, Facility B	1M SOFR + 4.75%	09/16/2030	402,724	402,724
Planview Parent, Inc., Closing Date	3M SOFR + 4.00%	12/17/2027	1,231,208	1,218,047
Skillsoft Finance II, Inc., Initial	1M SOFR + 5.25%	07/14/2028	353,471	330,054
UKG, Inc., 2023 Incremental	3M SOFR + 4.50%	05/04/2026	488,406	489,627
Upland Software, Inc., Initial	1M SOFR + 3.75%	08/06/2026	892,685	872,600
WebMD Health Corp. and MH SUB I, LLC, 2023	1M SOFR + 4.25%	05/03/2028	2,411,528	2,366,987
				19,773,286
Specialty Retail - 0.73%
Franchise Group, Inc., Initial	3M SOFR + 4.75%	03/10/2026	1,116,957	886,864
Franchise Group, Inc., Third Amendment	3M SOFR + 4.75%	03/10/2026	343,769	272,866
Great Outdoors Group, LLC, Term B-2 Loans	1M SOFR + 3.75%	03/06/2028	987,209	986,222
Jo-Ann Stores, LLC, Term B-1 Loan	3M SOFR + 4.75%	07/07/2028	1,104,205	50,473
Rising Tide Holdings, Inc., 2023	3M SOFR + 6.00%	03/11/2024	86,971	73,056
Torrid LLC, Closing Date	1M SOFR + 5.50%	06/14/2028	183,639	134,975
				2,404,456
Textiles, Apparel & Luxury Goods - 1.49%
ABG Intermediate Holdings 2 LLC, Tranche Term B-1	1M SOFR + 3.50%	12/21/2028	3,793,401	3,806,565
Champ Acquisition Corp., Initial	3M SOFR + 5.50%	12/19/2025	433,009	434,091
Elevate Textiles, Inc., First Out	3M SOFR + 8.65%	09/30/2027	244,459	242,014
Elevate Textiles, Inc., Last Out	3M SOFR + 1.00%	09/30/2027	547,537	424,341
				4,907,011
Wireless Telecommunication Services - 0.45%
LSF9 Atlantis Holding, LLC, TL	3M SOFR + 7.25%	03/31/2029	1,511,168	1,471,500
TOTAL SENIOR SECURED FIRST LIEN LOANS (Cost $247,514,095)				243,198,497

			Shares	Value
COMMON STOCKS - 0.09%(g)
Carestream Health, Inc.			873	262
CEC Brands, LLC			10,454	188,172
Elevate Textiles, Inc.			20,088	72,819
Marine One Holdco, LLC			6,326	28,467
New Constellis Holdings, Inc.			6,795	1,953

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited) (Continued)

			Shares	Value
COMMON STOCKS - 0.09%(g)(Continued)
Permian Production Partners			18,995	$12,347
TOTAL COMMON STOCKS (Cost $165,550)				304,020

	Subscription Price	Expiration Date	Shares	Value
RIGHTS - 0.00%
Casa Systems, Inc.(d)(g)	$0.01	N/A	39,966	–
TOTAL RIGHTS (Cost $—)				–

			Shares	Value
MONEY MARKET MUTUAL FUNDS - 1.78%
Invesco Short Term Investments Trust Treasury Portfolio, Institutional Class, 5.26% (7-day yield)			5,859,148	5,859,148

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $5,859,148)				5,859,148

TOTAL INVESTMENTS - 165.72% (Cost $578,855,512)				546,911,618

Other Liabilities in Excess of Assets - (1.02)%				(3,369,756)
Preferred Shares (Net of $2,393,134 Deferred Financing Costs) - (15.91)%				(52,506,866)
Leverage Facility (Net of $42,218 Deferred Leverage Costs) - (48.79)%				(161,007,782)

NET ASSETS - 100.00%				$330,027,214

All securities held as of December 31, 2023 are pledged as collateral for the Trust’s credit facility.

* Effective February 1, 2024, the name of the Trust was changed from XAI Octagon Floating Rate & Alternative Income Term Trust.

(a)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of December 31, 2023, these securities had an aggregate value of $287,742,814 or 87.19% of net assets.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Leveraged loans and CLO debt securities typically have reference Rate Floors (“Rate Floors”) embedded in their loan agreements and organizational documents. Leveraged loans generally have Rate Floors of 0% or more, while CLO debt securities often set Rate Floors at 0%. Rate Floors serve to establish a minimum base rate to be paid by the borrower before the fixed spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	CLO subordinated notes, income notes, Y notes and M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once per quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Estimated yields shown are as of December 31, 2023.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(e)	When-issued or delivery-delayed security. All or a portion of this position has not settled as of December 31, 2023. The interest rate shown represents the stated spread over the applicable reference rate floor; the Trust will not accrue interest until the settlement date, at which point the reference rate floor will be established. The total cost of securities purchased on a when-issued or delivery-delayed basis was $324,462 as of December 31, 2023.
(f)	Investment has a fixed rate coupon, which is shown as of December 31, 2023.
(g)	Non-income producing security.

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited) (Continued)

Investment Abbreviations:

B.V. – Besloten Vennootschap (Dutch: Private Limited Company)

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

S.a.r.l – Societe Anonyme a Responsabilite Limitee (French: Limited Liability Company)

SE – Societas Europea (Latin: European Company)

SOFR – Secured Overnight Financing Rate

Reference Rates:

1D SOFR as of December 31, 2023 was 5.38%

1M SOFR as of December 31, 2023 was 5.34%

3M SOFR as of December 31, 2023 was 5.36%

6M SOFR as of December 31, 2023 was 5.35%

1M LIBOR as of December 31, 2023 was 5.47%

3M LIBOR as of December 31, 2023 was 5.59%